Acquisitions - Summary of Purchase Price Allocation (Detail) ¥ in Millions, $ in Millions	Mar. 31, 2019 JPY (¥)	Nov. 14, 2018 JPY (¥)	Nov. 14, 2018 USD ($)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)
Business Combination, Transactions [Line Items]
Goodwill	¥ 768,552			¥ 530,492	¥ 522,538
EMI Music Publishing
Business Combination, Transactions [Line Items]
Cash and cash equivalents		¥ 12,971
Notes and accounts receivable, trade and contract assets		32,287
Prepaid expenses and other current assets		10,220
Securities investments and other		1,476
Intangibles, net		420,534
Goodwill		237,271
Other		10,023
Total assets		724,782
Notes and accounts payable, trade		1,731
Accounts payable, other and accrued expenses		70,675
Accrued income and other taxes		3,082
Long-term debt		148,621	$ 1,311
Accrued pension and severance costs		1,947
Deferred income taxes		94,849
Other		5,564
Total liabilities		¥ 326,469